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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003

             Check here if Amendment [ ]: Amendment Number: _______

                           This Amendment (Check only one):

                           [_] is a restatement
                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:       Glenview Capital Management, LLC
Address:    399 Park Avenue, 39th Floor
            New York, NY 10022

Form 13F File Number:  28-10134

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Lawrence M. Robbins
Title:      Chief Executive Officer
Phone:      212-812-4730

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins        399 Park Avenue, 39th Floor    August 14, 2003
--------------------------     New York, NY 10022


Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[_] 13F NOTICE
[_] 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      66
Form 13F Information Table Value Total:      $772,640.41 (thousands)
List of Other Included Managers:             None

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

                                                      Form 13F INFORMATION TABLE

        Column 1               Column 2       Column 3    Column 4        Column 5         Column 6   Column 7       Column 8
------------------------   ---------------  -----------  ---------  --------------------- ----------  --------  ------------------
                                                                                                                 Voting authority
       Name of                  Class          CUSIP       Value      Shrs or  SH/   Put/ Investment   Other    ------------------
       Issuer                   Title                     (x$1000)    prn amt. PRN   Call discretion  managers   Sole  Shared None
------------------------  ----------------  -----------  ---------  ---------  ----  ---- ----------  --------  ------ ------ ----
Accredo Health Inc             Common         00437V104   2,165.00    100,000   SH           Yes         None   Sole
AdvancePCS                     Common         00790K109  30,504.38    797,500   SH           Yes         None   Sole
Agere Sys Inc                   CL A          00845V100   5,126.00  2,200,000   SH           Yes         None   Sole
Aquila Inc                     Common         03840P102   2,064.00    800,000   SH           Yes         None   Sole
Allied Waste Inds Inc     COM PAR $.01 NEW    019589308   1,005.00    100,000   SH           Yes         None   Sole
AOL Time Warner Inc            Common         00184A105   8,045.00    500,000   SH           Yes         None   Sole
American Tower Corp             CL A          029912201   1,770.00    200,000   SH           Yes         None   Sole
Aon Corp                       Common         037389103  19,264.00    800,000   SH           Yes         None   Sole
Applera Corp               COM AP BIO GRP     038020103   3,975.37    208,900   SH           Yes         None   Sole
Asbury Automotive
 Group Inc                     Common         043436104   6,895.02    511,500   SH           Yes         None   Sole
Ball Corp                      Common         058498106  13,653.00    300,000   SH           Yes         None   Sole
CSG SYS INTL INC               Common         126349109   3,902.25    275,000   SH           Yes         None   Sole
Charter Communications
 Inc D                          CL A          16117M107   9,521.94  2,552,800   SH           Yes         None   Sole
Chubb Corp                     Common         171232101  10,500.00    175,000   SH           Yes         None   Sole
Coinstar Inc                   Common         19259P300   1,893.00    100,000   SH           Yes         None   Sole
Comcast Corp New              CL A SPL        20030N200  14,495.00    500,000   SH           Yes         None   Sole
Computer Assoc Intl Inc        Common         204912109  27,850.00  1,250,000   SH           Yes         None   Sole
Conexant Systems Inc           Common         207142100   7,877.20  1,880,000   SH           Yes         None   Sole
Crown Castle Intl Corp         Common         228227104  15,600.61  2,007,800   SH           Yes         None   Sole
Crown Holdings Inc             Common         228368106   5,355.00    750,000   SH           Yes         None   Sole
Cytyc Corp                     Common         232946103   8,123.50    770,000   SH           Yes         None   Sole
DPL Inc                        Common         233293109  17,534.00  1,100,000   SH           Yes         None   Sole
Dobson Communications
 Corp                           CL A          256069105  17,643.96  3,348,000   SH           Yes         None   Sole
Dynegy Inc New                  CL A          26816Q101  11,904.90  2,834,500   SH           Yes         None   Sole
Eastman Chem Co                Common         277432100  25,336.00    800,000   SH           Yes         None   Sole
Enterasys Networks Inc         Common         293637104   6,060.00  2,000,000   SH           Yes         None   Sole
Fastenal Co                    Common         311900104   3,408.00    100,000   SH           Yes         None   Sole
First Data Corp                Common         319963104  10,360.00    250,000   SH           Yes         None   Sole
Fisher Scientific
 Intl Inc                     COM NEW         338032204  47,115.00  1,350,000   SH           Yes         None   Sole
Foster Wheeler Ltd              SHS           G36535105     395.47    184,800   SH           Yes         None   Sole
Gateway Inc                    Common         367626108   1,277.50    350,000   SH           Yes         None   Sole
Gemstar-TV Guide
 Intl Inc                      Common         36866W106   4,008.00    800,000   SH           Yes         None   Sole
Georgia Pac Corp               Common         373298108  15,425.30    814,000   SH           Yes         None   Sole
Graftech Intl Ltd              Common         384313102   1,794.69    329,300   SH           Yes         None   Sole
Halliburton                    Common         406216101  25,300.00  1,100,000   SH           Yes         None   Sole
Homestore                      Common         437852106   1,247.00    725,000   SH           Yes         None   Sole
Ingram Micro Inc                CL A          457153104   2,200.00    200,000   SH           Yes         None   Sole
Janus Cap Group Inc            Common         47102X105   1,640.00    100,000   SH           Yes         None   Sole
Laboratory Corp Amer
 Hldgs                        COM NEW         50540R409  21,105.00    700,000   SH           Yes         None   Sole
Longs Drug Stores Corp         Common         543162101   4,565.00    275,000   SH           Yes         None   Sole
Mattel Inc                     Common         577081102   2,838.00    150,000   SH           Yes         None   Sole
Merck & Co Inc                 Common         589331107  18,165.00    300,000   SH           Yes         None   Sole
Microsoft Corp                 Common         594918104   7,692.00    300,000   SH           Yes         None   Sole
Neuberger Berman Inc           Common         641234109  10,376.60    260,000   SH           Yes         None   Sole
Pactiv Corp                    Common         695257105   3,942.00    200,000   SH           Yes         None   Sole
Pfizer Inc.                    Common         717081103  23,905.00    700,000   SH           Yes         None   Sole
Primedia Inc                   Common         74157K101     354.72    116,300   SH           Yes         None   Sole
Providian Finl Corp            Common         74406A102  12,964.00  1,400,000   SH           Yes         None   Sole
SPX Corp                       Common         784635104  47,364.50  1,075,000   SH           Yes         None   Sole
Sappi Ltd                    SPON ADR NEW     803069202   9,880.00    800,000   SH           Yes         None   Sole
SBA Communications Corp        Common         78388J106   3,052.14  1,014,000   SH           Yes         None   Sole
Sealed Air Corp New            Common         81211K100  32,170.50    675,000   SH           Yes         None   Sole

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
                                                      Form 13F INFORMATION TABLE

        Column 1               Column 2       Column 3    Column 4        Column 5         Column 6   Column 7       Column 8
------------------------   ---------------  -----------  ---------  --------------------- ----------  --------  ------------------
                                                                                                                 Voting authority
       Name of                  Class          CUSIP       Value      Shrs or  SH/   Put/ Investment   Other    ------------------
       Issuer                   Title                     (x$1000)    prn amt. PRN   Call discretion  managers   Sole  Shared None
------------------------  ----------------  -----------  ---------  ---------  ----  ---- ----------  --------  ------ ------ ----
Service Corp Intl            Common         817565104    10,449.00   2,700,000  SH        Yes          None     Sole
Sony Corp                   ADR NEW         835699307    10,525.20     375,900  SH        Yes          None     Sole
Tech Data Corp               Common         878237106     4,012.50     150,000  SH        Yes          None     Sole
Thermo Electron Corp         Common         883556102     1,576.50      75,000  SH        Yes          None     Sole
Triad Hospitals Inc          Common         89579K109     3,723.00     150,000  SH        Yes          None     Sole
Tyco Intl Ltd New            Common         902124106    28,470.00   1,500,000  SH        Yes          None     Sole
Ubiquitel Inc                Common         903474302       670.00     500,000  SH        Yes          None     Sole
ValueVision Media Inc         CL A          92047K107     1,520.10     111,200  SH        Yes          None     Sole
Viad Corp                    Common         92552R109     1,307.58      58,400  SH        Yes          None     Sole
Westar Energy Inc            Common         95709T100    16,635.75   1,025,000  SH        Yes          None     Sole
Western Wireless Corp         CL A          95988E204    30,318.75   2,625,000  SH        Yes          None     Sole
Williams Cos Inc Del         Common         969457100    38,315.00   4,850,000  SH        Yes          None     Sole
Willis Group Holdings
 Ltd                          SHS           G96655108    27,675.00     900,000  SH        Yes          None     Sole
Wyeth                        Common         983024100     6,832.50     150,000  SH        Yes          None     Sole
                                                        ----------
                                                        772,640.41
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